Note 6 - Warrants	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Warrants [Text Block]

Note 6. Warrants

We have certain warrants outstanding to purchase our common stock, at various prices, issued for the years ended December 31, 2025 and 2024 is as follows:

		Weighted	Weighted
		average	average	Aggregate
	Warrants	price per	Remaining term	intrinsic
	outstanding	share	term	value(1)
Balance, December 31, 2023	51,590,300	$0.27
Granted	4,127,516	$0.30
Exercised	(3,278,337)	$0.23
Expired	(20,823,863)	$0.24
Balance, December 31, 2024	31,615,616	$0.29
Granted	2,263,160	$0.27
Expired	(2,634,698)	$0.22
Balance, December 31, 2025	31,244,078	$0.29	1.7	$5,000

(1) – Aggregate intrinsic value based on closing common stock price of $0.18 at December 31, 2025.

There were no warrants exercised during 2025.  During 2024, investors exercised warrants to purchase 3,278,337 shares of our common stock, and we received $756,000 in proceeds.

Warrants issued in Unit Offerings

During the year ended December 31, 2025, pursuant to our Unit Offerings (see Note 3), we issued six-month stock purchase warrants to purchase an aggregate 1,131,580 shares of our common stock at $0.23 per share, and five-year stock purchase warrants to purchase an aggregate 1,131,580 shares of our common stock at $0.29 per share.  The relative fair value of the warrant component of the units sold to investors totaled $174,000. The Black-Scholes model was used to calculate relative fair value, further discounted by the beneficial conversion feature and the value of the common stock component.

During the year ended  December 31, 2024, pursuant to our Unit Offerings (see Note 3), we issued six-month stock purchase warrants to purchase an aggregate 1,849,284 shares of our common stock at prices ranging between $0.23 and $0.40 per share, and five-year stock purchase warrants to purchase an aggregate 2,278,232 shares of our common stock at prices ranging between $0.19 and $0.50 per share.  The relative fair value of the warrant component of the units sold to investors totaled $230,000. The Black-Scholes model was used to calculate relative fair value, further discounted by the beneficial conversion feature and the value of the common stock component.

Fair Value – Warrants

To determine interest expense related to our outstanding warrants issued in conjunction with debt offerings, the fair value of each award grant is estimated on the date of grant using the Black-Scholes option pricing model and the relative fair values are amortized over the life of the warrant. For the determination of expense of warrants issued for services, extinguishment of debt and settlement management also uses the option-pricing model. The principal assumptions we used in applying this model were as follows:

	2025	2024
Risk free interest rate	3.67 - 3.73%	4.15 - 5.38%
Expected volatility	72 - 73%	64 - 87%
Expected dividend yield	—	—
Forfeiture rate	—	—
Expected life in years	.5 - 5	.5 - 5

The risk-free interest rate is based on U.S. Treasury yields in effect at the time of grant. Expected volatilities are based on historical volatility of our common stock. The expected life in years is based on the contract term of the warrant.